Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted loss per share of the Company's ordinary shares, net of non-controlling interest:

	Six months ended June 30,
	2024	2023
Numerator:
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(47,676)	$(15,240)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	(64)	(431)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc.	(47,740)	(15,671)
Denominator:
Weighted average shares outstanding used in calculating net loss per share	456,477,820	426,422,220

Basic and diluted loss per share:
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	(0.10)	(0.04)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	—	—
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc.	$(0.10)	$(0.04)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following is a summary of outstanding potential ordinary shares that have been excluded from the computation of diluted net loss per share attributable to ordinary shareholders because their inclusion would have been anti-dilutive:

For the Six Months Ended June 30,
2024
Convertible note	33,021,304
Restricted stock units	1,266,753